Net Loss From Continuing Operations - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) From Continuing Operations [Abstract]
Income related to government grants	$ 6,136	$ 6,422	$ 5,682
Others	1,021	949	709
Other income	$ 7,157	$ 7,371	$ 6,391